Reporting entity and going concern - Additional information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Reporting entity and going concern [Abstract]
Loss for the year	$ (1,230,920)	$ (11,937,372)	$ (10,451,558)	$ (45,171,662)
Accumulated deficit	(208,549,629)		(208,549,629)		$ (198,098,071)
Working capital	67,266,967		67,266,967		26,639,247
Cash and cash equivalents	$ 68,573,622	$ 9,336,850	$ 68,573,622	$ 9,336,850	$ 27,779,666	$ 18,861,029